Disclosure of Finance Lease and Operating Lease by Lessee Explanatory (Details) $ in Thousands	Mar. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Total	$ 3,843
Less Than One Year [Member]
IfrsStatementLineItems [Line Items]
Total	2,574
One To Three Years [Member]
IfrsStatementLineItems [Line Items]
Total	1,268
Four To Five Years [Member]
IfrsStatementLineItems [Line Items]
Total	1
More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Total
Services And Manufacturing [Member]
IfrsStatementLineItems [Line Items]
Total	1,157
Services And Manufacturing [Member] | Less Than One Year [Member]
IfrsStatementLineItems [Line Items]
Total	518
Services And Manufacturing [Member] | One To Three Years [Member]
IfrsStatementLineItems [Line Items]
Total	638
Services And Manufacturing [Member] | Four To Five Years [Member]
IfrsStatementLineItems [Line Items]
Total	1
Services And Manufacturing [Member] | More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Total
Research And Development Contract [Member]
IfrsStatementLineItems [Line Items]
Total	2,686
Research And Development Contract [Member] | Less Than One Year [Member]
IfrsStatementLineItems [Line Items]
Total	2,056
Research And Development Contract [Member] | One To Three Years [Member]
IfrsStatementLineItems [Line Items]
Total	630
Research And Development Contract [Member] | Four To Five Years [Member]
IfrsStatementLineItems [Line Items]
Total
Research And Development Contract [Member] | More Than Five Years [Member]
IfrsStatementLineItems [Line Items]
Total